SHORT-TERM BANK BORROWINGS	12 Months Ended
Dec. 31, 2022
SHORT-TERM BANK BORROWINGS
SHORT-TERM BANK BORROWINGS

10. SHORT-TERM BANK BORROWINGS

	As of December 31,
	2021	2022
	RMB	RMB
China Merchants Bank loan	20,000,000	—
SPD Silicon Valley Bank loan	160,000,000	160,000,000

Short-term bank borrowings	180,000,000	160,000,000

On July 23, 2021, China Merchants Bank provided Jiangsu Xiaoniu with a 10-month short-term credit bank borrowing of RMB20,000,000 bearing interest of 3.5% per annum. In May 2022, Jiangsu Xiaoniu fully repaid the borrowing, and obtained a 12-month short-term bank borrowing from China Merchants Bank in amounts of RMB20,000,000 bearing interest of 3.3% per annum. In November 2022, Jiangsu Xiaoniu repaid the borrowing. As of December 31, 2022, outstanding balances of the borrowing was nil.

On June 12, 2019, Jiangsu Xiaoniu, Beijing Niudian and Changzhou Niudian jointly entered into a facility agreement with SPD Silicon Valley Bank that provided a credit facility of up to RMB120,000,000 with tenor period of twelve months. The interest rate for each drawdown was at base interest rate of People’s Bank of China. In June 2020, Jiangsu Xiaoniu entered into an amendment agreement to (i) change the facility amount up to RMB160,000,000 and (ii) change the cash security to equivalent amount of RMB176,000,000 at the time of drawdown. In June 2020, Jiangsu Xiaoniu and Changzhou Niudian fully repaid the loans of RMB60,000,000 and RMB60,000,000 borrowed in June 2019, respectively, and the restricted cash in US dollar deposit equivalent to RMB132,000,000 was released. Also in June 2020, Jiangsu Xiaoniu and Changzhou Niudian obtained new loans from SPD Silicon Valley Bank under the amendment agreement in amounts of RMB80,000,000 and RMB80,000,000, respectively. The Company provided cash security with US dollar deposit equivalent to RMB176,000,000 at the bank. In June 2021, Jiangsu Xiaoniu and Changzhou Niudian fully repaid the loans and the restricted cash was released. Also in June 2021, Jiangsu Xiaoniu entered into an amended facility agreement to (i) extend the facility maturity date to June 12, 2023, and (ii) change the interest rate to a fixed rate of 3.5% per annum, which was further changed to 3.2% per annum in December 2021. Also in June 2021, Jiangsu Xiaoniu and Changzhou Niudian obtained new loans from SPD Silicon Valley Bank under the new amended facility agreement in amounts of RMB120,000,000 and RMB40,000,000, respectively. The Company provided cash security with US dollar deposit equivalent to RMB176,000,000 at the bank. In September and December 2021, Changzhou Niudian and Jiangsu Xiaoniu repaid loans of RMB40,000,000 and RMB120,000,000, respectively, and the restricted cash was released. In December 2021, Jiangsu Xiaoniu obtained a new loan from SPD Silicon Valley Bank under the amendment agreement in amounts of RMB160,000,000. In June 2022, Jiangsu Xiaoniu fully repaid the loan and the restricted cash was released and Jiangsu Xiaoniu entered into an amended facility agreement to change the interest rate to 3.0% per annum, and obtained a loan from SPD Silicon Valley Bank in amount of RMB160,000,000 with the maturity date in December 2022. In December 2022, Jiangsu Xiaoniu repaid such loan and obtained a loan from SPD Silicon Valley Bank in amount of RMB160,000,000 with the maturity date in January 2023. As of December 31, 2021 and 2022, total outstanding balance of these loans were RMB160,000,000 and RMB160,000,000, respectively, and total outstanding balance of restricted cash were equivalent to RMB176,141,464 and RMB176,204,380, respectively. In January 2023, Jiangsu Xiaoniu fully repaid the loan and the restricted cash was released.